1933 Act File No.  333-______

1940 Act File No.  811-______

U.S.  SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

Form N-2

(Check appropriate box or boxes)

[X]  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]  Pre-Effective Amendment No.  1

[ ]  Post-Effective Amendment No.  ___

and

[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[ ]  Amendment No.  _

NATIONAL RETAIL FUND III

(Exact Name of Registrant as Specified in Declaration of Trust)

Gemini Fund Services, LLC

4020 S. 147th Street

Omaha, NE 68137

 (Address of Principal Executive Offices)

(877)-295-6275 (Registrant's Telephone Number, including Area Code)

Andrew Rogers

Gemini Fund Services, LLC

4020 S. 147th Street

Omaha, NE 68137

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

Copies of Communications to:

Matthew S.  Hardin, Esquire

7011 Crider Road, Suite 102

Mars, PA 16046

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.

[ ]

It is proposed that this filing will become effective (check appropriate box)

[ ] when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Offering Being Registered	Amount Being Registered	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Price per Unit(1)
Common Stock	10,000,000 Shares	$10.00	$100,000,000

Amount of Registration Fee  _________

1) Estimated solely for the purpose of calculating the registration fee.

THE INFORMATION IN THIS PRELIMINARY PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PRELIMINARY PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

PRELIMINARY PROSPECTUS

DATED _______________________, 2008
SUBJECT TO COMPLETION

NATIONAL RETAIL FUND III

10,000,000 Shares

$10.00 Per Share

---------------------

The National Retail Fund III is a newly organized, continuously offered, diversified, closed-end management investment company, established as a statutory Delaware trust (the “Fund”).

Investment Objective.   The investment objective of the Fund is to seek a high level of current income.  There can be no assurance that the Fund’s investment objective will be achieved.

Not Exchange Listed. The Fund does not intend to list its shares on any national securities exchange.

SHARES OF THE FUND HAVE NO HISTORY OF PUBLIC TRADING AND THERE IS NOT EXPECTED TO BE ANY SECONDARY TRADING MARKET IN THE SHARES.

Investing in the Fund involves significant risks.  If you cannot afford to lose the entire amount of money you plan to invest, you should not invest in the Fund. See the "Principal Risks" section of this Prospectus.

The minimum purchase amount of shares of the Fund is $1,000.

Fund	Per Share	Total
Public offering price[1]	$10.00	$10.00
Sales load	None	None

Proceeds to the Fund	$	$

1 The estimated offering expenses of the Fund are $____, per share and $___, total.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

You should read this Prospectus, which contains important information about the Fund, before deciding whether to invest and retain it for future reference.  A Statement of Additional Information (“SAI”), dated _______, 2008, containing additional information about the Fund, has been filed with the SEC and is incorporated by reference in its entirety into this Prospectus.  You may request a free copy of the SAI, the table of contents of which is on the last page of this Prospectus, the annual and semi-annual reports as they become available, by calling 877 -295-6275 or by writing to the Fund, or obtain a copy (and other information regarding the Fund) from the SEC's web site (www.sec.gov).

The Fund’s shares are not deposits or obligation of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Reserve Board or any other government agency.

Please see the inside back cover of this Prospectus for important privacy policy information.

 THE INFORMATION IN THIS PRELIMINARY PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PRELIMINARY PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

TABLE OF CONTENTS

PROSPECTUS SUMMARY
Overview
Credit Scoring
Periodic Repurchase Offers
SUMMARY OF FUND EXPENSES INVESTMENT STRATEGIES PRINCIPAL SECURITIES
Fixed Income Securities Consumer Notes Lower-Rated, Fixed Income Securities Investing in Securities of other Investment Companies
Portfolio Transactions
PRINCIPAL RISKS
Investment and Market Risk Credit Risk
Prepayment Risk
Borrower Risk
Unrated Securities Risk
Interest Rate Risk
Illiquid Securities Risk
Liquidity Risk
Leverage Risk
Service Provider Risk
Disaster Recovery/Business Continuity Risk
VALUATION Net Asset Value
ORGANIZATION AND MANAGEMENT
Corporate Information Management of the Trust
Custodian, Fund Accounting and Transfer Agent
PURCHASES AND REPURCHASE OF SHARES
How to Buy Shares
Minimum Investment
Periodic Repurchase Offers
Repurchase Procedure
Repurchase Amounts
Early Repurchase Fee
Notices to Shareholders
Repurchase Price
Suspension or Postponement of Repurchase Offer
Liquidity Requirements
DIVIDENDS AND DISTRIBUTIONS
SHAREHOLDER SERVICES PLAN ORGANIZATION AND DESCRIPTION OF FUND SHARES
Dividends, Voting and Liquidation Rights
Anti-Takeover Provisions in the Declaration of Trust
FEDERAL TAX MATTERS
Information Reporting and Backup Withholding
LEGAL OPINIONS
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

You should rely only on the information contained in this Prospectus or to which we have referred you.  We have not authorized anyone to provide you with information that is different.  This Prospectus may only be used where it is legal to offer these securities.

PROSPECTUS SUMMARY

Overview

The Fund. The Fund is a diversified, closed-end management investment company registered under the Investment Company Act of 1940 , as amended (“the 1940 Act ”) and is operated as an “interval fund.” The Fund was organized as a Delaware business trust on February 29, 2008, pursuant to the Declaration of Trust , which is governed by the laws of the State of Delaware. Because the Fund is recently organized and commenced investment operations on ____, 2008, the Fund has limited operating history. The Fund’s principal office is located at 4020 S. 147th Street, Omaha, Nebraska, 68137, and its telephone number is (877)-295-6275.

Use of Proceeds.  The Fund will invest the net proceeds of the continuous offering of shares in accordance with the Fund’s investment objective and policies as stated below. Except to the extent used to satisfy periodic repurchase offers, it is presently anticipated that the Fund will be able to invest substantially all of the net proceeds in investments that meet its investment objective and policies within three months of the receipt of such proceeds. I t is anticipated that the proceeds will be invested in below-investment grade and investment grade consumer notes representing loans to prime borrowers that the Fund’s investment adviser (“Adviser”) believes offer attractive yield.

Investment Objective.  The Fund’s investment objective is to seek a high level of current income.

Investment Strategy.

The Fund will seek to achieve its investment objective by investing, under normal circumstances, in a professionally managed, diversified portfolio of below-investment grade and investment grade consumer notes representing loans to prime borrowers that the Fund’s Adviser believes offer attractive yield.  In addition to consumer notes, the typical debt securities that the Fund may invest include asset backed securities and collateralized debt obligations backed by consumer notes.  Certain debt securities in which the Fund invests are also known as “junk bonds”.   .  Under normal market conditions, the Fund invests its assets in consumer notes from prime borrowers with good, very good or excellent credit.  The Adviser defines prime as having a minimum credit score of 660 at time of origination. The Fund deems these notes to be credit-worthy and of sound credit risk. However, it is important to note that given that these consumer notes are not rated by any rating agency, they could be considered to be ‘junk bonds’ or ‘junk securities’. The securities will be both newly issued, purchased directly from the originator and/or possess a meaningful payment history and available from the secondary market.  T-Bills, money market funds and other cash and cash equivalents will typically constitute the remaining balance of the Fund’s assets.  The Fund will not invest in consumer notes from borrowers with a credit score below 660 at the time of origination.  The consumer notes purchased by the Fund will be current with interest and principal payments at the time of purchase, and the Fund will not invest in consumer notes whose issuers are in default at the time of origination or purchase. In addition to consumer notes, the typical debt securities, such as asset backed securities, that the Fund may invest in could include underlying obligations that are delinquent.  Investment in these securities will be limited to those with a 30+ delinquency rate of 6% or less at time of investment. The Fund will  not invest in debt obligations of foreign issuers and /or emerging market issuers.

Through proprietary research, the Adviser believes that the consumer note market offers attractive yields to investors due to the relatively high interest rates on consumer credit available from banks and other financial institutions. The historical spread between such consumer interest rates and the yields available to investors in short maturity investments provide an opportunity for the Fund to operate covering expenses, and at the same time provide a competitive yield to investors.  However, there is no assurance that a security will perform as expected or that the proprietary research will incorporate all relevant information.  The Fund may invest up to 100% of its assets in unrated or below-investment grade debt securities.  This debt, including the consumer notes, is considered speculative with respect to an issuer’s capacity to pay interest and repay principal.  In addition, the Fund may invest in money market securities directly as an efficient means of implementing its investment strategies or managing its uninvested cash.

After the initial public offering, investors can purchase shares of the Fund at the prevailing net asset value (NAV).  The minimum amount of investment in the Fund is $1,000.

Because the Fund refers to retail loans to consumers in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in retail loans to consumers.

Investor Profile.  As noted above, the consumer notes in which the Fund invests are risky and speculative investments suitable only for investors of adequate financial means.  If you cannot afford to lose the entire amount of money you plan to invest, you should not invest in the Fund.

Credit Scoring

Consumer notes to be purchased are analyzed by the Adviser through an examination of the credit policy of the loan originator, and including the consumer’s credit score.  The consumer notes are assigned credit score ratings based on the FICO ® credit score developed by Fair Issac Corporation and calculated by a credit reporting agency at time of origination.  Credit scores are typically used by lenders to estimate a perspective borrower’s credit risk.    Credit scores range from 300 to 850.   Generally, the higher the borrower’s score, the lower the risk of the note.  A credit score of 660 and above is considered to represent good, very good or excellent credit risk. A credit score below 660 is considered not good or bad credit and is defined as sub-prime by the Adviser.  The Fund does not maintain an average credit score for the portfolio due to the short term maturity of the consumer notes and the costs associated with repeated retrieval of credit scores.

Interest Rates on the Consumer Notes

Interest rates may vary among consumer notes and are typically based on the credit score determined through a credit reporting agency.  The interest rate characteristics of the consumer notes in which the Fund invests will be both fixed and variable rate.  Interest on the consumer notes accrues daily based on the then current outstanding principal amount of the loan.  Depending on the regulatory scheme that the originating institution falls under, interest rates may be limited by state consumer lending laws, some of which specify maximum interest rates at which money can be loaned to borrowers in that state.

Continuous Offering

The Fund has designated the common shares of beneficial interest offered in its initial public offering as “shares.” This Prospectus applies to the continuous offering of additional shares.

Periodic Repurchase Offers

The Fund’s shares are not listed on a securities exchange and are not publicly traded, such that there is no secondary market for the shares.  However, the Fund is an “interval fund” and provides some liquidity to shareholders by making periodic repurchase offers for a portion of the shares.  An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares.

The Fund is an “interval fund” and, in order to provide some liquidity to shareholders, makes quarterly repurchase offers between 5% and 25% of its outstanding shares at NAV, pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund has adopted a fundamental policy to offer each calendar quarter to repurchase a specified percentage (between 5% and 25%) of the shares then outstanding at NAV (“Repurchase Offers”).  Repurchase Offers are scheduled to occur on or about the 15th day (or the next business day if the 15th is not a business day) in the months of March, June, September and December.  It is anticipated that normally the date on which the repurchase price of shares will be determined (the “Repurchase Pricing Date”) will be the same date as the deadline for shareholders to provide their repurchase requests to the transfer agent (the “Repurchase Request Deadline”), and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular trading on the New York Stock Exchange (the “NYSE”) on such date.  The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day.  Repurchase proceeds will be paid to shareholders no later than seven days after the Repurchase Pricing Date.  The end of the seven days is referred to as the “Repurchase Payment Deadline.” See the section entitled “Periodic Repurchase Offers” in this Prospectus.

SUMMARY OF FUND EXPENSES

The following table is intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund. Because the Fund does not yet have an operating history , “ Other Expenses” is based on estimated fees, expenses and net assets for the Fund’s fiscal year.

The Fund

Shareholder Transaction Expenses

Sales Load (as a percentage of offering price)                                                            0.00%
Sales Load Imposed on Reinvested Dividends                                                          None
Repurchase Fee (as a percentage of amount redeemed, if applicable)                    None
Exchange Fee                                                                                                                    None

Annual Expenses

Percentage of Net Assets
Attributable to

Shares

Management Fee                                                                                                             0.08%
Shareholder Servicing Fees1                                                                                          0.25%
Other Expenses2                                                                                                               1.40%

                                    Total Annual Expenses                                                                       1.73%

1    Although not contractually obligated to do so, the Fund has no present intention of paying or accruing the Shareholder Servicing fee for the fiscal year ending December 31, 2008.  Therefore, Total Annual Expenses for said fiscal year are estimated at 1.48% of the Fund’s average daily net assets.

2 “Other Expenses” include transfer agent fees, custodial expenses, accounting, administrative and legal fees and other direct servicing fees, as well as any indirect costs, including, for example, investing in other investment companies.

The following example is intended to help you understand the cost of investing in the Fund.   The Example assumes that (1) you invest $1,000 in the Fund; (2) your investment has a 5% return each year; (3) certain operating expenses increase by 0.18% after year 1; (4) Shareholder Servicing Fees begin accruing after year 1; and (4) all income dividends and capital gains distributions are reinvested in additional shares.

	1 Year	3 Years
Fund	$151	$558

INVESTMENT STRATEGIES

The Fund will seek to achieve its investment objective by investing, under normal circumstances, in a professionally managed, diversified portfolio of below-investment grade and investment grade debt securities that the Fund’s Adviser believes offer attractive yield.  The Fund may invest up to 100% of its assets in securities that, at the time of investment, are illiquid.  Consumer notes are illiquid securities.  Under normal market conditions, the Fund invests its assets in consumer notes from borrowers having a minimum credit score of 660.  Through proprietary research, the Adviser believes that the consumer note market offers attractive yields to investors due to the relatively high interest rates on consumer credit available from banks and other financial institutions. The historical spread between such consumer interest rates and the yields available to investors in short maturity investments provide an opportunity for the Fund to operate covering expenses, and at the same time provide a competitive yield to investors.  However, there is no assurance that a security will perform as expected or that the proprietary research will incorporate all relevant information.  The Fund may invest up to 100% of its assets in unrated or below-investment grade debt securities.  This debt, including the consumer notes, is considered speculative with respect to an issuer’s capacity to pay interest and repay principal.  The consumer notes in the Fund’s portfolio are typically below investment grade credit quality.  The Fund is speculative  and investing in the Fund involves high risk. It should be noted that this Fund will not invest in sub-prime notes. In addition to consumer notes, the Fund may invest in money market securities directly as an efficient means of managing its uninvested cash and to manage liquidity.

Investment Philosophy.  The Fund and its Adviser believe that managing risk, particularly for assets such as consumer notes and other forms of high yield debt, is of paramount importance. The Fund and its Adviser believe that a combination of fundamental credit analysis provided by the originating institution and valuation information that will be available from a third party valuation firm provide a means of identifying what the Fund and its Adviser believe to be high performing consumer notes.

Investment Process.  In identifying consumer notes and other securities for potential purchase, the Fund will rely on its Adviser to periodically review information on notes and portfolios purchased from the originating financial institution to insure that the notes meet the risk parameters of the Fund.

PRINCIPAL SECURITIES

Fixed Income Securities

The fixed income securities in which the Fund invests are unsecured. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income distributions than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early repurchase. Securities rated below investment grade, with higher yields, also known as junk securities, generally entail greater market, credit and liquidity risks than investment-grade securities.

Consumer Notes

Consumer notes represent unsecured fully-amortizing credit obligations.  The Fund will treat each borrower as the issuer for purposes of complying with the diversification requirements under the 1940 Act.  Generally, the Fund invests in short term consumer notes having terms of 2 to 4 years, and in amounts ranging from $1,000 to $25,000.  Interest rates, terms and principal amounts vary among the consumer notes.

Lower-Rated, Fixed Income Securities

Lower-rated fixed income securities, also known as “junk securities” are securities rated below investment-grade (i.e., BB or lower) by a nationally recognized rating service. These securities will generally be illiquid, thinly traded and difficult to value. There is no minimal acceptable rating for a security to be purchased or held by the Fund and the Fund may purchase or hold unrated securities.

Investing in Securities of other Investment Companies

The Fund may invest its assets in securities of other investment companies, including primarily the securities of money market funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash and liquidity.  These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment.  However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses.  The Fund generally may invest up to 5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company and may not invest more than 10% of its assets in the shares of other registered investment companies (“3, 5, 10% limits”). In addition, pursuant to new exemptive rules, the Fund may exceed the general 3, 5, 10% limits subject to certain conditions of the rules. The Fund will not invest its assets in National Retail Fund I or National Retail Fund II.

Temporary Defensive Investments

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder repurchases during adverse market conditions. This may cause the Fund to give up potentially greater investment returns to maintain the safety of principal.

Portfolio Transactions

The Adviser may purchase securities through financial intermediaries or directly from the originators.  In the case of consumer notes, the Fund will purchase notes from the loan originator or from an intermediary such as a consumer finance company, a loan servicer, a broker or other financial institution which makes notes available to the market place.  The intermediaries will not be affiliates of the Fund or the Adviser.  The Fund will not purchase notes directly from the borrower/issuer.  The Adviser will purchase the notes at fair value which could be at face value or could include a premium or discount depending on the loan’s interest rate and expected risk performance. The notes will not be originated by an affiliate of the Adviser or the Fund.  The Adviser ensures that the notes purchased meet the requirements of the Fund.  The Adviser will review  pertinent information relating to the notes to confirm that they meet the Fund’s requirements.  The Adviser will also determine whether the price paid for portfolio securities is appropriate taking into account relevant market conditions.  To the extent permitted by law and in accordance with the procedures established by the Fund’s Board of Trustees (“Board”), the purchase of the notes from the originator or intermediary will not involve brokerage and as such will not involve additional fees to the Fund..

No Recourse

The consumer notes represent unsecured credit obligations of individual borrowers, without any right of recourse.  Neither a depository institution nor any collection agency has any obligation for payment of principal of or interest or other charges on the notes.  The consumer notes are not guaranteed or issued by any governmental agency or any other third party.

PRINCIPAL RISKS

There can be no guarantee that the Fund will achieve its investment objective.   You may lose money by investing in the Fund.  The Fund is subject to the following principal risks.

Investment and Market Risk.  An investment in the Fund is subject to investment risk, including the possible loss of principal.  Shares of the Fund will fluctuate in value and the NAV may be affected by such factors as interest rate changes and the perceived credit quality of the borrowers issuing the notes in which the Fund invests.   You should be aware that consumer notes are risky and speculative investments suitable only for investors of adequate financial means.  If you cannot afford to lose the entire amount of money you plan to invest, you should not attempt to invest in the Fund.

Consumer Note Risk.  Although the consumer notes in which the Fund invests are based on FICO® scores of  660 and above and not sub-prime, the notes may nonetheless exhibit characteristics typically exhibited by sub-prime borrowers such as missed payments and high debt ratios.  A credit score for a particular consumer may change frequently and may also drop rather dramatically within a short period of time.

Credit Risk.  Borrowers under the notes may default on their obligations to pay principal or interest when due.  This nonpayment would result in a reduction of income to the Fund, a reduction in the value of a note experiencing nonpayment and, a decrease in the NAV of the Fund.  Borrowers’ credit scores may differ from the credit scores that other credit reporting services might assign to such borrowers and borrower credit scores may not reflect accurately borrower creditworthiness.  Any credit score assigned to a borrower may not reflect a borrower’s creditworthiness, and may not reflect information about a borrower which may have resulted in a credit score that would differ considerably from the credit score assigned.  A credit reporting agency is not liable for any errors or omissions in credit reporting or credit scores.  Additionally, a subsequent credit score for a borrower is only retrieved after the previous credit score is more than 30 days old.  Therefore, there is a risk that a borrower may have become delinquent in a payment, defaulted on a debt obligation, taken on more personal debt since the last credit score was retrieved, or sustained other adverse financial events, and the credit score assigned to the borrower may not accurately reflect the borrower’s actual current creditworthiness.  All notes are unsecured credit obligations of individual borrowers, which mean that there is no guarantee that a loan will be repaid and there is no collateral upon which the Fund may foreclose in the case of a default.  The notes represent unsecured credit obligations of individual borrowers.  No third party has any obligation to pay principal of or interest or other charges on the notes.  The Fund will have no recourse against the loan originator or financial intermediary.

The notes are not guaranteed or issued by any governmental agency or other third party.  Investments in the notes are not insured in any way.

Prepayment Risk.  If a borrower prepays his or her note in full or in part, the Fund will not realize the return expected on the notes and may not be able to find a similar rate of return on another investment at the time at which the note is repurchased or prepaid.  Prevailing interest rates may change during the terms of the notes.  If this occurs, the Fund’s investment in the notes may become less valuable in comparison to other investment options.  Most of the notes purchased have a term of 2- to 3- years and bear a fixed, not floating, rate of interest.  If prevailing interest rates increase, any return on the notes might be less than the return the Fund could earn on other investments.  While the Fund may still receive a return on its investment in the notes, if prevailing interest rates exceed the rate of interest payable on the notes, the payments received during the term of the notes may not reflect the full opportunity cost to the Fund when taking into account factors such as the time value of money.  If prevailing interest rates on consumer loans decrease, borrowers may choose to prepay their notes with money they borrow from other sources or other resources, and the Fund may not realize the return expected on the notes or be able to find sufficient alternative investments to realize a similar rate of return at the time at which the note is prepaid.

Borrower Risk

Collection Risk.  In the event of a delinquency on a note for 30 days, the loan will be assigned to one or more unaffiliated companies who specialize in collections or managing collection agencies (“Third Party Collection Agency”); however, the Fund will maintain custody of the loan.  The Adviser will not segregate the delinquent loans within the portfolio that are assigned to a Third Party Collection Agency; however, the Adviser will monitor these loans within the portfolio.  Third Party Collection Agencies receive a percentage of any recovered funds as a service fee for the recovery of the payments due upon the notes and such fee will be paid before the Fund receives any proceeds.  The Fund will not incur any liability for the actions of the Third Party Collection Agencies.  There is a significant risk that the collection agency may not be able to recover the unpaid balance of a note.  If the designated collection agency is unable to recover the payments due upon a note and the note becomes 120 days past due, the note will be deemed uncollectible and offered for sale at a steep discount to an unaffiliated third-party debt buyer, and the Fund may recover only a small portion of the note and your investment.  In some cases, notes cannot be sold at any price, and the Fund will not recover any portion of the notes.  The Fund will typically succeed to all of the rights of the original creditor/obligor of the consumer notes and will have full rights of ownership.  The Fund will be identified on the consumer notes that it purchases as the new creditor/obligee and it will always have custody.  The Fund will be able to legally enforce all claims that the original consumer note creditor/obligor would have been able to enforce and will be able to recover directly on the consumer notes.  There will be no instances where the Fund would be required to rely on the originator or original obligor of the consumer notes in order to enforce its rights.

The Fund is not aware of any current legislation that may impose limitations on the Fund or the Third Party Collection Agencies’ ability to collect on a delinquent or defaulted consumer notes.  However, there may be future legislation that may have an effect on this.

Over-Extension/Bankruptcy Risk.  Consumer notes generally do not limit the ability of borrowers to incur additional debt after the notes have been issued.  Therefore, there can be no assurance that a borrower’s debt-to-income ratio will remain fixed during the term of the note.  If a borrower incurs additional indebtedness, it may adversely affect the ability of the borrower to meet his or her payment obligations on the notes and the borrower’s creditworthiness generally, and could result in the bankruptcy of the borrower.   Consumer notes represent unsecured credit obligations of individual borrowers, and if a borrower incurs additional secured indebtedness, the notes will be effectively subordinated to existing and future secured indebtedness to the extent of the value of any assets securing such indebtedness.  In addition, a borrower may decide to repay his or her obligations under secured indebtedness before his or her obligations under the notes due to the unsecured nature of the notes.  If a borrower is unable to make payments on a note, he or she may be able to successfully seek judicial intervention based upon a variety of debtor protection and bankruptcy laws.  These risks may result in the loss of the Fund’s investment in the notes.

Death of Borrower Risk.   If a borrower with outstanding obligations under consumer notes dies while the notes are outstanding, the Third Party Collection Agencies will work with the executor of the estate of the borrower, but there can be no assurance that the Fund can collect the outstanding balance of such notes, or any amount of the Fund’s investment in the notes.

Degradation of Consumer Credit Quality Risk.  Consumer credit quality is not a constant.  Delinquency and default rates can improve or degrade--sometimes rapidly--across lending products and credit segments.  Recent changes in consumer credit have resulted in increased levels of default with continued degradation projected in the coming year.

Consumer Fraud Risk.  Loan underwriting processes use data from a variety of sources, including information provided by the borrower.  Misrepresentation of self-reported information, such as income or employment status, can lead to an inflated assessment of borrowers’ credit quality and result in higher default rates for consumer notes owned by the Fund.

Unrated and Junk Securities Risk.  The Fund can invest up to 100% of its assets in unrated or below-investment grade debt securities, also known as “junk securities”.  These securities generally entail greater market, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices negatively, and their trading market may be more limited. The Fund may purchase consumer notes and other debt instruments that are rated below investment grade or that are unrated but judged to be of comparable quality.  Securities of below investment-grade quality are regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. The prices of such securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments.  The Fund’s intention is to invest in consumer notes in which the borrower has that have traditionally exhibited good, very good or excellent credit (FICO 660+) behavior; and not sub-prime consumer notes.  The Fund deems these notes to be credit-worthy and of sound credit risk. However, it is important to note that given that these consumer notes are not rated by any rating agency, they could be considered to be ‘junk bonds’ or ‘junk securities’. Unrated securities and securities rated below investment grade are not considered sub-prime.

Interest Rate Risk.  Debt securities, such as consumer notes, have varying levels of sensitivity to changes in interest rates.  In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall.  However, market factors, such as the demand for particular debt security, may cause the price of certain debt securities to fall while the prices of other securities rise or remain unchanged.

Securities with longer maturities can be more sensitive to interest rate changes.  Interest rate changes have a greater impact on the price of debt securities with longer durations.   Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Illiquid Securities Risk.   To the extent consistent with its share repurchase policies, the Fund may invest without limitation in illiquid securities (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Also, the Fund may not be able to readily dispose of illiquid securities when that would be beneficial at a favorable time or price or at prices approximating those at which the Fund currently values them. Consumer notes are illiquid securities.  The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities.  Illiquid securities are also more difficult to value and the Adviser’s judgment may each play a greater role in the valuation process.  Investment of the Fund’s assets in illiquid securities may restrict the Fund’s ability to take advantage of market opportunities.  The risks associated with illiquid securities may be particularly acute in situations in which the Fund’s operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid securities.

Liquidity Risk.  The Fund’s shares are not listed on a securities exchange and are not publicly traded, such that there is no secondary market for the shares.  However, the Fund is an “interval fund” and provides some liquidity to shareholders by making periodic repurchase offers for a portion of the shares.  An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares.

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.  These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Leverage Risk.  The Fund is authorized to borrow money and may leverage its assets for temporary defensive investments.  Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested.   The Fund may leverage its assets to manage repurchase requests and/or manage the portfolio.  The Fund’s use of leverage carries the possibility of higher volatility of NAV per share, market value per share, and dividends.  Borrowings are limited to 33 1/3% of the Fund’s total assets.  The Fund will not issue preferred shares.

Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Service Provider Risk.   Upon approval of the Board, the Fund may hire third-parties to provide various services to the Fund related to its operations including collection of consumer note payments in the case of default.  If the Fund is unable to continue utilizing these services, the ability to service the notes may be adversely affected.   Because the Fund is not a bank, it cannot belong to and directly access the Automated Clearing House (ACH) payment network.  As a result, the Fund will rely on the Custodian and transfer agent to process the transactions.  If the Fund cannot continue to obtain such services from these institutions or elsewhere, or if it cannot transition to another processor quickly, the Fund will discontinue purchasing consumer notes and the ability to process payments and to collect on the notes will be delayed or impaired.

Disaster Recovery/Business Continuity Risk.  Events beyond the Fund’s control may damage the ability to maintain adequate records or perform servicing obligations.  If such events result in a system failure, the Fund’s ability to collect on the notes would be substantially harmed.   If a catastrophic event resulted and physical data loss, the Fund’s ability to perform the servicing obligations would be materially and adversely affected.  Such events include, but are not limited to: fires, earthquakes, terrorist attacks, natural disasters, computer viruses and telecommunications failures.  The Fund stores backup records in an offsite facility located at Iron Mountain Storage Facility. If the electronic data storage and backup data storage system are affected by such events, the Fund cannot guarantee that a shareholder would be able to recoup investment in the notes.

Market Disruption Risk.  Certain events have a disruptive effect on the securities markets, such as terrorist attacks (including the terrorist attacks in the U.S. on September 11, 2001), war and other geopolitical events. The Fund cannot predict the effects of similar events in the future on the U.S. economy.

Lower rated securities tend to be more volatile than higher rated securities so that these events and any actions resulting from them may have a greater impact on the prices and volatility of lower rated securities than on higher rated securities.

Regulatory Risk.  Consumer notes purchased by the Fund will be subject to applicable state and federal lending laws.  Failure by the loan originator or fund servicing partners to comply with these laws could limit the Fund’s ability to collect interest and fees due on consumer notes, collect on delinquent loans, enforce all or parts of the consumer loan agreement, or conduct proposed activities.  Applicable laws will include, but not be limited to: state usury, licensing, and disclosure regulations; and the following federal laws: the Fair Credit Reporting Act, the Equal Credit Opportunity Act, the Fair Debt Collection Practices Act, the Servicemembers Civil Relief Act, the Electronic Funds Act, the Electronics Signatures in Global and National Commerce Act, the Gramm Leach Bliley Act, and the Patriot Act.  To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, the availability of consumer notes for investment may be adversely affected. Further, such legislation or regulation could depress the market value of consumer notes.

Inflation Risk.  Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions can decline.

Deflation Risk.  Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and revenues, and the valuation of real estate. In addition, deflation may have an adverse effect on the creditworthiness of borrowers and may make borrower default more likely, which may result in a decline in the value of the Fund's portfolio.

Limited Operating History Risk.   The Fund is a newly organized closed-end management investment company with no operating history.

Limited Adviser Experience.  The Fund’s Adviser has limited experience operating a registered investment company.

VALUATION

The NAV per share of our outstanding shares of common stock will be determined daily by dividing the value of total assets minus liabilities by the total number of shares outstanding.

In calculating the value of total assets, the Fund will value investments for which market quotations are readily available at such market quotations. Debt and equity securities that are not publicly traded or whose market price is not readily available will be valued at fair value as determined in good faith by the Fund’s Board. As a general rule, consumer notes or debt securities will not be valued above cost. The value may be less to reflect market factors or the issuer’s payment history. Because the Fund expects that there will not be a readily available market value for most of the investments in the portfolio, it expects to value substantially all of its portfolio investments at fair value as determined in good faith by the Board under a valuation policy and a consistently applied valuation process. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a ready market existed for such investments, and the differences could be material.

The Board will review valuations quarterly and will approve the fair value of each investment in the Fund’s portfolio in good faith based on the input of the Adviser, independent valuation firms and the audit committee.

With respect to investments for which market quotations are not readily available, the Board will undertake a multi-step review of the Fund’s valuation process each quarter, as described below:

•

The quarterly valuation review will begin with each portfolio company or investment being initially valued by the Adviser responsible for the portfolio investment;

•

Preliminary valuation conclusions will then be documented and discussed with the management of the Adviser;

•

Independent valuation firms engaged by the Board will conduct independent appraisals and review management’s preliminary valuations and their own independent assessment;

•

The audit committee of the Board will review the preliminary valuation of the Adviser and that of the independent valuation firms and respond and supplement the valuation recommendation of the independent valuation firm to reflect any comments; and

•

The Board will discuss valuations and determine the fair value of each investment in our portfolio in good faith based on the input of the Adviser, the respective independent valuation firms and the audit committee.

Determination of fair values involves subjective judgments and estimates not susceptible to substantiation by auditing procedures. Accordingly, under current auditing standards, the notes to our financial statements will refer to the uncertainty with respect to the possible effect of such valuations, and any change in such valuations, on our financial statements.

Net Asset Value

The NAV per share of the Fund’s shares is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time, every day that the NYSE is open for business, typically Friday.  The NAV per share is computed by dividing the value of the Fund’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the class of shares by the total number of shares of the class outstanding at the time the determination is made.  The Fund will always sell its shares at NAV.  The price of the Fund’s shares for the purpose of purchases will be based upon the calculation of NAV per share of the Fund next made after the purchase order is received in good form.  NAV will not be determined on days when the NYSE is closed unless, in the judgment of the Board, the NAV should be determined on any such day, in which case the determination will be made at 4:00 p.m., Eastern time.  The value of the Fund’s assets is based on the current fair value of its investments.  See discussion of Valuation above.

ORGANIZATION AND MANAGEMENT

Corporate Information

The Fund was established in the State of Delaware in February 29, 2008, and its principal executive office is located at:

Gemini Fund Services, LLC

4020 S. 147th Street

Omaha, NE 68137

Management of the Trust

The Board is responsible for governing the Fund and overseeing the Adviser of the Trust, Fulcrum Advisory Services, Inc.  The Adviser provides investment research and management with respect to all securities, instruments, cash and cash equivalents.   The address of the Adviser is 12010 Sunset Hills Road, Reston, Virginia 20190.  Fulcrum Advisory Services, Inc. was founded in 2003 as an independent broker dealer and registered investment advisory firm. Fulcrum offers a comprehensive range of investment services to both individual and institutional investors. As of _______, the Adviser had assets under management of $______.

The Fund pays the Adviser a percentage of the average daily net assets as follows:

The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee based on the Fund’s average daily net assets as shown in the chart below.  The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Average Daily Net Assets	Advisory Fee as a Percentage of Average Daily Net Assets
$100,000,000	0.10%
$500,000,000	0.05%
$1,000,000,000	0.03%
$5,000,000,000	0.01%

Under the investment advisory contract, the Adviser will waive or reimburse the Fund the amount, limited to the amount of the advisory fee, by which the Fund’s aggregate annual operating expenses, including its investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its Shares under federal and state laws, expenses of withholding taxes and extraordinary expenses, exceed 2.00% of its average daily net assets. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent’s subaccounting facilities.

J. Patrick Kearns has been the Fund’s portfolio manager since the Fund’s inception date on ____, 2008.  Mr. Kearns founded Fulcrum Advisory Services, Inc. and Fulcrum Securities Inc. in 2003.  He serves as President, CEO, and Managing Director of the Adviser.   Prior to founding Fulcrum, Mr. Kearns was a founding member of OFK, Inc., a boutique investment bank and consulting firm.  He has spent 20 of his past 30 years in financial services managing branch offices and maintaining key client accounts for large securities firms. Mr. Kearns has earned the distinguished title of Certified Investment Management Analyst (CIMA) from the Wharton School of Business at the University of Pennsylvania and received his B.A. degree in Finance and Business Economics from the University of Notre Dame.

The Fund’s SAI provides additional information about the Portfolio Manager’s compensation, management of other accounts, and ownership of securities in the Fund.

A discussion of the Board’s review of the Fund’s investment advisory contract will be available in the Fund’s first Annual Report.

Custodian, Fund Accountant and Transfer Agent

The Custodian of the assets of the Fund is Fifth Third Bank.  The Custodian performs all custodial custodial. Gemini Fund Services, LLC will serve as the Fund’s transfer agent and Dividend Disbursing Agent (“Transfer Agent”), and provide fund accounting and portfolio accounting services

PURCHASES AND REDEMPTION OF SHARES

Shares of the Fund may be purchased directly from the Fund, or through an account maintained with a securities broker or other financial institution.  Investors may be charged a fee if they effect transactions through a securities broker or agent.

All purchases must be made in U.S. dollars via electronic funds transfer through an automated clearing house “ACH” account drawn on a U.S. bank.  No cash or check will be accepted, although the Fund reserves the right to accept a check where ACH is not available. A $25 fee may be charged against an investor’s account for any payment returned to the Transfer Agent for insufficient funds, stop payment, closed account or other reasons.  The investor will also be responsible for any losses suffered by the Fund as a result.  The Fund reserves the right to reject any purchase order for Fund shares. No share certificates will be issued.

How to Buy Shares

Shares of the Fund are purchased and redeemed almost exclusively through the Fund’s web site at (http://www.gemini.com/nationalretailfund).  To establish Internet transaction privileges you must enroll through the web site.  You automatically have the ability to establish Internet transaction privileges unless you decline the privileges on your New Account Application or IRA Application.  You will be required to enter into a user’s agreement through the web site in order to enroll in these privileges.  In order to conduct Internet transactions, you must have telephone transaction privileges.  To purchase shares through the web site you must also have ACH instructions on your account.

If you open your account through the web site, then any repurchase proceeds will only be sent to you via ACH or wire to the account from which the initial proceeds were drawn.  Otherwise, repurchase proceeds may be sent to you by check, or, if your account has bank information, by wire or ACH.

Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Fund’s web site.  The Fund imposes a limit of $50,000 on repurchase transactions through the web site.  There is no purchase limit on transactions through the web site.  Transactions through the web site are subject to the same minimums as other transaction methods.

You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment.  Your ability to use the web site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties.  While the Fund and its service providers have established certain security procedures, the Fund, its distributor and its Transfer Agent cannot assure you that trading information will be completely secure.

There may also be delays, malfunctions, or other inconveniences generally associated with this medium.  There also may be times when the web site is unavailable for Fund transactions or other purposes.  Should this happen, you should consider purchasing or redeeming shares by another method.  Neither the Fund nor its Transfer Agent, distributor or Adviser will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.

The Fund also has authorized the Transfer Agent to receive purchase and repurchase orders directly on behalf of the Fund.  Shareholders will be able to purchase shares of the Fund through the Transfer Agent on any day that the NYSE is open for business. The Transfer Agent can help each investor establish an investment account, buy shares, and monitor investments.  A qualified custodian (“Custodian”) maintains the account for the benefit of the shareholder. The Fund will be deemed to have received an order when a shareholder enters an order and the Transfer Agent or its authorized designee receives the order in “good order.” “Good order” means that you place your order with the Transfer Agent or it authorized designee or your payment (made in accordance with any of the methods set forth in the table below) has been received and your application is complete, including all necessary electronic signatures and documentation.  Customer orders will be priced at the Fund’s NAV next computed after they are received by the Transfer Agent or its authorized designee.

The USA Patriot Act requires the Fund, the Transfer Agent or its authorized designee to obtain certain personal information from each shareholder, which will be used to verify identity.  If the shareholder does not provide the information, it may not be possible to open an account.  If the Fund, the Transfer Agent or authorized designee is unable to verify an investor’s customer information, it reserves the right to close the account or to take such other steps as it deems reasonable.

Outlined below are various methods for buying shares of the Fund:

Procedure for Purchasing Fund Shares

	To Open an Account:	To Add to an Account:
By Internet:	You may open an account through the Fund’s web site (http://www.gemini.com/nationalretailfund). Electronic Funds Transfer, via automated clearing house (‘‘ACH”)(1) is required.

You can purchase shares in an existing account through the Fund’s web site (http://www.gemini.com/nationalretailfund). To establish Internet transaction privileges, you must enroll through the web site. You automatically have the ability to establish Internet transaction privileges unless you decline the privileges on the New Account Application or IRA Application.

By Phone:	Telephone transactions may not be used for initial purchases.	Call toll-free 1- 877-295-6275to initiate an electronic transfer via ACH. Pre- established bank account information will be required.
Automatic Investment Plan:

You may make monthly or quarterly investments automatically from your bank account to your Fund account.  You may select a pre-authorized amount to be sent via electronic funds transfer through ACH.  For this feature, please call the Fund at 877-295-6275or visit the Fund’s website at (http://www.gemini.com/nationalretailfund).

Purchases Through Financial Service Agents - If you are investing through a Financial Service Agent, please refer to their program materials for any additional special provisions or fees that may be different from those described in this Prospectus.  Certain Financial Service Agents may receive compensation from the Fund. Your shares will be purchased at the net asset value determined as of the close of regular trading on the date that the Financial Services Agent receives your request in good order. The Financial Service Agent must send to the Transfer Agent immediately available funds in the amount of the purchase price within one business day from the date of the trade.

Purchases by Telephone - Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone transactions.  Telephone transactions may not be used for initial purchases. Your account must already have banking information established prior to initiating telephone transactions.  Your shares will be purchased at the net asset value determined as of the close of regular trading on the date that the Transfer Agent receives your request in good order.  Most telephone transactions are completed within three business days after you call to place the order.  To preserve flexibility, the Fund may revise or remove the ability to purchase shares by phone, or may charge a fee for such service, although currently, the Fund does not expect to charge a fee.

The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, the Fund will not be liable for any loss, cost or expense for acting upon an investor’s telephone instructions or for any unauthorized telephone repurchase.  As a result of this policy, the investor will bear the risk of any loss unless the Fund has failed to follow such procedure(s).

Automatic Investment Plan - The Fund offers an Automatic Investment Plan whereby an investor may automatically purchase shares of the Fund on a monthly or quarterly basis ($100 minimum per transaction).  Applications to establish the Automatic Investment Plan are available from the Fund.

Minimum Investment

Initial Investment                 $1,000

Subsequent Investments      $100

Automatic Investment Plan  $100

The Fund reserves the right to change the investment minimum.  The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interests of the Fund and its shareholders.

Periodic Repurchase Offers

The Fund’s shares are not listed on a securities exchange and are not publicly traded, such that there is no secondary market for the shares. However, the Fund is an “interval fund” and provides some liquidity to shareholders by making periodic repurchase offers for a portion of the shares. The Board has adopted share repurchase policies as fundamental policies.  These policies, which may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act), provide that each calendar quarter, the Fund intends to make a Repurchase Offer to repurchase a portion of the outstanding shares from shareholders who request repurchases.  The repurchase price of the shares will be the NAV last calculated as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Because the fees received by the Adviser are based on the total managed assets of the Fund, the Adviser has a financial incentive for the Fund to utilize borrowings, which may create a conflict of interest between the Adviser, on the one hand, and the holders of the Fund’s shares, on the other.

Repurchase Procedure

Shareholders may redeem amounts from the Fund only at specified times once each quarter.  At the beginning of each Repurchase Offer, shareholders will be notified via email about the Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends.  The time between the notification of shareholders and the Repurchase Request Deadline may vary from no more than four weeks to no less than one week.  For each Repurchase Offer, it is anticipated that each Repurchase Request Deadline will be on or about the 15th day in each of the months of March, June, September and December, or, if the 15th day is not a business day, on the next business day.  The repurchase price of the shares will be the NAV last calculated as of the close of regular trading on the NYSE on the Repurchase Pricing Date.  It is anticipated that normally the Repurchase Pricing Date will be the same date as the Repurchase Request Deadline, and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular trading on the NYSE on such date.  The Fund has determined that the Repurchase Pricing Date may occur no later than the 14th day after the Repurchase Request Deadline or the next business day if the 14th day is not a business day.

The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act and other pertinent laws.  Shares tendered for repurchase by shareholders by any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline.  Repurchase proceeds will be paid to shareholders in cash prior to the Repurchase Payment Deadline.

Repurchase Offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested, which may reduce returns.  Moreover, diminution in the size of the Fund through repurchases without offsetting new sales may result in untimely sales of Senior Loans and a higher expense ratio and may limit the ability of the Fund to participate in new investment opportunities.  The Fund may borrow to meet repurchase obligations, which entails risks and costs.  The Fund may also sell Senior Loans to meet repurchase obligations which may adversely affect the market for Senior Loans and reduce the Fund’s value.

Repurchase Amounts

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline.  However, the Repurchase Offer Amount will be at least 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline.

Early Repurchase Fee

For one year following your purchase, shares may be repurchased by the Fund as described above, at a price equal to the current NAV per share less a 2% early repurchase fee, as described below.

The 2% early repurchase fee, directly affects the amount a shareholder who is subject to the fee receives upon repurchase. This early repurchase fee is intended to encourage long-term investments in the Fund, to offset transaction and other Fund expenses caused by short-term repurchase, and to facilitate portfolio management (e.g., by decreasing the likelihood that the Fund will need to sell portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term repurchase requests). There are no assurances that the early repurchase fee will deter short-term repurchases, as intended.   The early repurchase fee will be deducted from the repurchase proceeds and retained by the Fund.  It is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section. The Fund reserves the right to modify the terms of or terminate this fee at any time. For purposes of computing this early repurchase fee, shares will be deemed to be repurchased on a first in, first out basis (i.e., shares held the longest will be deemed to be repurchased first).

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given Repurchase Offer, the Fund may repurchase an additional amount of shares of up to 5% of the shares outstanding on the Repurchase Request Deadline.  If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if the Fund determines to repurchase the additional 5% of the shares outstanding, but Fund shareholders tender shares for repurchase in excess of that amount, the Fund will repurchase the shares on a pro rata basis.  In the event there is an oversubscription of a Repurchase Offer, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during the Repurchase Offer.

Notices to Shareholders

Notice of each quarterly Repurchase Offer (and any additional discretionary repurchase offers) will be given to each beneficial owner of shares between twenty-one (21) and forty-two (42) days before each Repurchase Request Deadline.  The notice will contain information shareholders should consider in deciding whether or not to tender their shares for repurchase.  The notice will also include detailed instructions on how to tender shares for repurchase.  The notice will state the Repurchase Offer Amount.  The notice will also identify the dates of the Repurchase Request Deadline, scheduled Repurchase Pricing Date, and scheduled Repurchase Payment Deadline.  The notice will describe the risk of fluctuation in the NAV between the Repurchase Request Deadline and the Repurchase Pricing Date, if such dates do not coincide, and the possibility that the Fund may use an earlier Repurchase Pricing Date than the scheduled Repurchase Pricing Date, the exact date to be specified (if the scheduled Repurchase Pricing Date is not the Repurchase Request Deadline).  The notice will describe (i) the procedures for shareholders to tender their shares for repurchase, (ii) the procedures for the Fund to repurchase shares on a pro rata basis, (iii) the circumstances in which the Fund may suspend or postpone a Repurchase Offer, and (iv) the procedures that will enable shareholders to withdraw or modify their tenders of shares for repurchase until the Repurchase Request Deadline.  The notice will set forth the NAV of the shares to be repurchased no more than seven days before the date of notification, and how shareholders may ascertain the NAV after the notification date.

Medallion Signature Guarantees.  A medallion signature guarantee of each owner is required to redeem shares in the following situations (i) if you change ownership on your account;  (ii) when you want the repurchase proceeds sent to a different street or bank address from that registered on the account;  (iii) if the proceeds are to be made payable to someone other than the account’s owner(s); (iv) any repurchase transmitted by federal wire transfer to your bank; and (v) if a change of address request has been received by the Fund or the Transfer Agent within the last 30 days. In addition, medallion signature guarantees are required for all repurchases in excess of $50,000 from any shareholder account.

Medallion signature guarantees are designed to protect both you and the  Fund from fraud.  Medallion signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the SEC. Notaries cannot provide medallion signature guarantees.

Repurchase Price

The repurchase price of the shares will be the NAV last calculated as of the close of regular trading on the NYSE on the Repurchase Pricing Date.  You may call 1- 877-295-6275to learn the NAV per share.  The notice of the Repurchase Offer will also provide information concerning the NAV per share, such as the NAV as of a recent date or a sampling of recent NAVs, and a toll-free number for information regarding the Repurchase Offer.

Suspension or Postponement of Repurchase Offer

The Fund may suspend or postpone a Repurchase Offer only: (a) if making or effecting the Repurchase Offer would cause the Fund to lose its status as a regulated investment company under the Code; (b) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (d) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

Liquidity Requirements

The Fund must maintain liquid assets equal to the Repurchase Offer Amount from the time that the notice is sent to shareholders until the Repurchase Pricing Date.  The Fund will ensure that a percentage of its net assets equal to at least 100% of the Repurchase Offer Amount consists of assets (a) that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the investment within the time period between the Repurchase Request Deadline and the Repurchase Payment Deadline; or (b) that mature by the Repurchase Payment Deadline.  The Board has adopted procedures that are reasonably designed to ensure that the Fund’s assets are sufficiently liquid so that the Fund can comply with the Repurchase Offer and the liquidity requirements described above. However, since a significant amount of the Fund’s assets will be illiquid, there is a risk that the Fund will not have sufficient liquidity to repurchase its shares.

DIVIDENDS AND DISTRIBUTIONS

Income dividends, if any, are declared and paid quarterly on the last business day of each quarter.  Capital gains, if any, are distributed at least annually, usually in December.  Shares accrue dividends as long as they are issued and outstanding (i.e., from the date the payment for the purchase order is received to the day before the repurchase settles).   Dividend payments are not guaranteed and may vary with each payment.  The Fund does not pay “interest” or guarantee any fixed rate of return.   If you do not indicate on your application your preferences for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.  You can choose one of the following options for distributions when you open your account: (1) reinvest all distributions in additional shares of the Fund; (2) receive dividends in cash and reinvest capital gains; or (3) receive all distributions in cash.  If you elect to receive dividends and or capital gains distributions in cash, you will receive such payments through your ACH account.  In the event that the ACH account payment does not go through or for other reasons, the Fund reserves the right to pay such dividends and/or distributions by check.  If said check is returned as undeliverable, or if you do not cash the distribution check within six months of the check date, the distribution will be reinvested in additional shares.  Under these circumstances, the investor would have to pay the $25.00 per cancelled check fee to have the money reinvested into the Fund. The Fund is authorized to borrow money subject to certain restrictions.  Under the 1940 Act, a fund may not declare any dividend or other distribution on its shares unless the fund has, at the time of declaration, asset coverage of at least 300% of its aggregate indebtedness, after deducting the amount of the distribution.  This limitation may impair the Fund’s ability to maintain their qualification for taxation as a regulated investment company.

SHAREHOLDER SERVICES PLAN

The Fund has adopted a Shareholder Services Plan (the “Plan”) that allows it to pay for certain shareholder services provided to Fund shareholders by service providers that have entered into agreements with the Fund to provide these services.

Under the Plan, the Fund may incur expenses on an annual basis equal to 0.25% of its average net assets.   Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.  The Fund does not intend to accrue expenses under the Plan during its first fiscal year.

ORGANIZATION AND DESCRIPTION OF FUND SHARES

The Fund is a Delaware business trust established under an Agreement and Declaration of Trust (“Declaration of Trust”) dated February 29, 2008, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof.  The Declaration of Trust may be amended by a vote of either the Fund’s shareholders or its Board.

Under Delaware law, shareholders of a Delaware business trust such as the Fund could, in some circumstances, be held personally liable for unsatisfied obligations of the Trust.  However, the Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Fund shall look only to its assets for payment under such credit, contract or claim, and that the shareholders, Board and officers of the Fund shall have no personal liability therefore.  The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Fund.  Further, the Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Fund was unable to meet its obligations.

The shares are not, and are not expected to be, listed for trading on any national securities exchange nor, to the Fund’s knowledge, is there, or is there expected to be, any secondary trading market in the shares.

Dividends, Voting and Liquidation Rights

Each common share of beneficial interest of the Fund has one vote and shares equally with other shares of its class in dividends and distributions when and if declared by the Fund and in the Fund’s net assets upon liquidation.  All shares, when issued, are fully paid and are non-assessable by the Fund.  There are no preemptive or conversion rights applicable to any of the common shares except for such conversion rights that may be established by the Board in connection with the designation of a class of shares.

Anti-Takeover Provisions in the Declaration of Trust
The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund.  In addition, in the event a secondary market were to develop in the shares, such provisions could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices.

 FEDERAL TAX MATTERS

This section summarizes some of the main U.S. Federal income tax consequences of owning shares of the Fund.  This section is current as of the date of this Prospectus.  Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers.  For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances.  In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund.  The Internal Revenue Service could disagree with any conclusions set forth in this section.  In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund.  This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Fund Status.  The Fund intends to qualify as a “regulated investment company” under the federal tax laws.  If the Fund qualifies as a regulated investment company and distributes all of its income in the time and manner as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions.  Fund distributions generally will be taxable.  After the end of each year, you will receive a tax statement that separates the Fund’s distributions into two categories, ordinary income distributions and capital gains dividends.  Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates.  Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your shares.  To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below.  In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you.  The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional shares or receive them in cash.  The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any.  The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Dividends Received Deduction.  A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.  However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain corporations may be designated by the Fund as being eligible for the dividends received deduction, but this amount is not expected to be significant.

Sale or Repurchase of Shares.  If you sell or redeem your shares, you will generally recognize a taxable gain or loss.  To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction.  Your tax basis in your shares is generally equal to the cost of your shares, generally including sales charges.  In some cases, however, you may have to adjust your tax basis after you purchase your shares.

Capital Gains and Losses and Certain Ordinary Income Dividends.  If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets).  These lower capital gains rates are generally effective for taxable years beginning before January 1, 2011.  For later periods, unless Congress extends the application of the current rates, if you are an individual, the maximum marginal federal tax rate for net capital gain generally will be 20% (10% for certain taxpayers in the 10% and 15% tax brackets), subject to a reduction of the 20% rate to 18% and the 10% rate to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain is the excess, if any, of net long-term capital gain over net short-term capital loss for the taxable year.  Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less.  You must exclude the date you purchase your shares to determine your holding period.  However, if you receive a capital gain dividend from the Fund and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received.  The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income.  The Internal Revenue Code treats certain capital gains as ordinary income in special situations.

Certain ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund that are specifically designated by the Fund may constitute qualified dividend income that is generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself.  These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011.  The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the lower capital gains tax rates.

Deductibility of Fund Expenses.  Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Alternative Minimum Tax.  As with any taxable investment, investors may be subject to the federal alternative minimum tax on their income (including taxable income from the Fund), depending on their individual circumstances.

Further Information.  The SAI summarizes further federal income tax considerations that may apply to the Fund and its shareholders and may qualify the considerations discussed herein.

Information Reporting and Backup Withholding

Information with respect to payments on the notes and proceeds from the taxable disposition of a note generally will be required to be furnished to you and the IRS.  Backup withholding also may apply to these payments if you are not otherwise exempt and:  (i) you fail to provide your taxpayer identification number;  (ii) you provide an incorrect taxpayer identification number; (iii) the Fund is notified by the IRS that you are subject to backup withholding because you have failed to report properly payments of interest or dividends; or (iv) you fail to certify, under penalties of perjury, that you have provided your correct taxpayer identification number and that the IRS has not notified you that you are subject to backup withholding.

You should consult your tax advisor regarding qualification for an exemption from backup withholding and the procedures for obtaining an exemption, if applicable.  Backup withholding is not an additional tax.  Taxpayers may use amounts withheld as credit against their U.S. federal income tax liability or may claim a refund if they timely provide certain information to the IRS.

The U.S. federal income tax discussion set forth above may not be applicable depending upon your particular tax situation, and does not purport to address the issues described with the degree of specificity that may be provided by your own tax advisor.  Accordingly, we suggest that you consult your own tax advisors regarding the tax consequences to you of the purchase, ownership and disposition of the Shares.

LEGAL OPINIONS

Margaret Sheehan, a Partner at Alston & Bird LLP, passes upon certain legal matters in connection with shares offered by the Fund, and also acts as counsel to the Fund.

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

THE TRUST

INVESTMENT POLICIES AND STRATEGIES

INVESTMENT LIMITATIONS

REPURCHASE OFFER POLICY

MANAGEMENT

INVESTMENT ADVISORY SERVICES

INFORMATION REGARDING PORTFOLIO MANAGER

PORTFOLIO HOLDINGS INFORMATION

ADMINISTRATOR

FUND ACCOUNTING SERVICES

TRANSFER AGENT

CUSTODIAN

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PORTFOLIO TRANSACTIONS AND BROKERAGE

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

ADDITIONAL INCOME TAX CONSIDERATIONS

INVESTMENT RATINGS

ADDRESSES

APPENDIX A — PROXY VOTING POLICY

STATEMENT OF ADDITIONAL INFORMATION

NATIONAL RETAIL FUND III

Gemini Fund Services, LLC

4020 S. 147th Street

Omaha, NE 68137

(877) 295-6275

This Statement of Additional Information (“SAI”) is not a prospectus but provides additional information that should be read in conjunction with the Prospectus for the National Retail Fund III, dated __________, 2008, and any supplements thereto.

A copy of the Fund’s Prospectus is available by calling the Fund at (877) 295-6275, visiting the Fund’s website at (http://www.gemini.com/nationalretailfund) or writing to the Fund at 4020 S. 147th Street, Omaha, NE 68137.

TABLE OF CONTENTS

THE TRUST

INVESTMENT POLICIES AND STRATEGIES

INVESTMENT LIMITATIONS

REPURCHASE OFFER POLICY

MANAGEMENT

INVESTMENT ADVISORY SERVICES

INFORMATION REGARDING PORTFOLIO MANAGER

PORTFOLIO HOLDINGS INFORMATION

ADMINISTRATOR

FUND ACCOUNTING SERVICES

TRANSFER AGENT

CUSTODIAN

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PORTFOLIO TRANSACTIONS AND BROKERAGE

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

ADDITIONAL INCOME TAX CONSIDERATIONS

INVESTMENT RATINGS

ADDRESSES

APPENDIX A — PROXY VOTING POLICY

THE TRUST

National Retail Fund III, a Delaware statutory trust (the “Fund”), is a diversified, closed-end management investment company. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Trust is engaged in a continuous public offering of its shares. The Fund makes repurchase offers on a quarterly basis to repurchase between 5% and 25% of its outstanding shares at the then current net asset value (“NAV”) of the shares.

The Fund’s investment adviser is Fulcrum Advisory Services, Inc. (Adviser). The Adviser provides investment advisory and certain administrative services to the Fund.

INVESTMENT POLICIES AND STRATEGIES

The following information supplements the discussion of the investment objective and policies of the Fund described in the Prospectus. In pursuing its objective, the Fund will invest as described in the Prospectus and as described below with respect to the following non-principal investments and strategies. The investment objective of the Fund is a non-fundamental policy and may be changed by the Fund’s Board without the approval of a “majority of the outstanding voting securities” of the Fund. A “majority of the outstanding voting securities” means the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.

Lending of Portfolio Holdings

The Fund may seek to increase its income by lending financial instruments in its portfolio in accordance with present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Securities and Exchange Commission (“SEC”). Such loans may be made, without limit, to brokers, dealers, banks or other recognized institutional borrowers of financial instruments and would be required to be secured continuously by collateral, including cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the financial instruments loaned. The Fund would have the right to call a loan and obtain the financial instruments loaned at any time on five days’ notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest paid by the issuer on the financial instruments loaned and also would receive compensation from the investment of the collateral. The Fund would not have the right to vote any financial instruments having voting rights during the existence of the loan, but the Fund could call the loan in anticipation of an important vote to be taken among holders of the financial instrument or in anticipation of the giving or withholding of their consent on a material matter affecting the financial instrument. As with other extensions of credit, such loans entail risks of delay in recovery or even loss of rights in the collateral should the borrower of the financial instruments fail financially. However, the loans would be made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration that can be earned at that time from loans of this type justifies the attendant risk. The creditworthiness of firms to which the Fund lends its portfolio holdings will be monitored on an ongoing basis by the Adviser pursuant to procedures adopted and reviewed, on an ongoing basis, by the Fund’s Board of Trustees (“Board” or “Trustees”). The Fund may lend up to 33 1/3% of its total assets.

INVESTMENT LIMITATIONS

The Fund operates under the following fundamental investment restrictions. The Fund may:

•

with respect to securities comprising 75% of the value of its total assets, not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer;

•

issue senior securities or borrow money, directly or indirectly, to the extent permitted by the Investment Company Act of 1940 (“1940 Act) purchase and sell futures contracts and related options;

•

underwrite securities issued by others only when engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933;

•

make loans through lending of securities1, through the purchase of debt instruments or similar evidence of indebtedness typically sold to financial institutions and through repurchase agreements;

•

not purchase or sell real estate.  The Fund may only own real estate acquired as a result of owning securities;

•

not concentrate more than 25% of its total assets in any one industry or group of industries; provided that this limitation shall not apply with respect to obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities; and provided further that the Fund will invest more than 25% and may invest up to 100% of its assets in securities of issuers in the industry group consisting of diversified financials. Diversified financials include large financial services companies like banks, credit card companies and specialty finance companies. For purposes of this restriction, the term “issuer” includes the Borrower (as defined under “Prospectus Summary” in the Prospectus); and not purchase or sell commodities or commodities contracts, except that, consistent with its investment policies, the Fund may purchase and sell financial futures contracts and options and may enter into swap agreements, foreign exchange contracts and other financial transactions not requiring the delivery of physical commodities.  Obligations from one borrower or group of affiliated borrowers will not represent 10% or more of the Fund’s assets.

1 The 1940 Act and current interpretations there under limit the lending of portfolio securities to 33⅓% of the value of a fund’s total assets (taken at market value at the time of such loans).

Except for the Fund’s fundamental investment restriction on issuing senior securities or borrowing money, directly or indirectly, the above restrictions are fundamental policies and may not be changed without the approval of a “majority of the outstanding voting securities” of the Fund, as defined under “Investment Policies and Strategies” above. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

For purposes of the borrowing policy, the Fund will not borrow money except from banks as a temporary measure for extraordinary or emergency purposes and then: (1) only in amounts not in excess of 5% of the value of its total assets; or (2) in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio instruments. In addition, the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio instruments. The use of repurchase agreements and the borrowing provision in (2) above, is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments is deemed to be inconvenient or disadvantageous. Interest paid on borrowed funds will not be available for investment and will reduce net income. The Fund will liquidate any such borrowings as soon as possible and may not purchase any portfolio securities while the borrowings are outstanding. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or  derivative instruments.

The Fund will not mortgage, pledge, or hypothecate more than one-third of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

REPURCHASE OFFER POLICY

The Board has adopted a resolution setting forth the Fund’s fundamental policy that it will conduct quarterly Repurchase Offers (the “Repurchase Offer Policy”). The Repurchase Offer Policy sets the interval between each Repurchase Offer at one quarter and provides that the Fund shall conduct a Repurchase Offer each quarter (unless suspended or postponed in accordance with regulatory requirements). The Repurchase Request Deadline will be established by the Fund and will be based on factors such as market conditions, liquidity of the Fund’s assets and shareholder servicing conditions. The Repurchase Offer Policy also provides that the repurchase pricing shall occur not later than the 14th day after the Repurchase Request Deadline or the next business day if the 14th day is not a business day.  The Fund’s Repurchase Offer Policy is fundamental and cannot be changed without shareholder approval.

MANAGEMENT

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members).  Unless otherwise noted, each Officer is elected annually. Each Board member oversees the Trust and serves for an indefinite term.  The names and ages of the Trustees and officers of the Fund, the year each was first elected or appointed to office, their principal business occupations during the last five years, and other directorships or trusteeships they hold are shown below. The business address for each Trustee of the Fund is c/o Gemini Fund Services, LLC, 4020 S. 147th Street

Omaha, NE 68137.

INTERESTED TRUSTEES

Name Age Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Total Compensation From Fund (past fiscal year)+
Andrew Rogers* Age: 4020 S. 147th Street Omaha, NE SOLE TRUSTEE Began serving: ______ 2008

Principal Occupation: President and Manager, Gemini Fund Services, LLC.

Previous Position:  Senior Vice President and Director of Administration (2001 - 2005); Manager, Fund Compliance Services, LLC (since 3/2006); Manager (since 3/2006) and President (since 2004), GemCom LLC.

Not Applicable

*Andrew Rogers is deemed an interested Trustee due to the positions he holds with Gemini Fund Services, LLC, the Fund’s administrator and transfer and dividend disbursing agent.

Role of the Board of Trustees

The Trustees of the Fund are responsible for the overall management and supervision of the Fund’s affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with service providers for the Fund and review the Fund’s performance. The Board has three committees, the Executive Committee, the Audit Committee, and the Nominating Committee, each of which is composed of the Independent Trustees.

Executive Committee.  In between the meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.  Audit Committee. The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Fund, the Fund’s internal control over financial reporting, and the quality, integrity and independent audit of the Fund’s financial statements. The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Fund’s independent registered public accountants, acts as a liaison between the independent registered public accountants and the Board and reviews the Fund’s internal audit function.

Nominating Committee. The Nominating Committee, whose members consist of all independent Trustees, selects and nominates persons for election to the Fund’s Board when vacancies occur. The Committee will consider candidates recommended by shareholders, Independent Trustees, officers or employees of any of the Fund’s agents or service providers and counsel to the Fund. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Fund, at the Fund’s address appearing on the back cover of this SAI. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate’s qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate. Those factors will ordinarily include: integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience, and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.

Share Ownership of the Fund

The following table shows the dollar range of equity securities beneficially owned by the Fund’s Trustees as of December 31, 2007.

Name of

Dollar Range of Equity Securities

Trustee

Owned in the Fund

Andrew Rogers

None

Code of Ethics Restrictions

As required by SEC rules, the Fund and the Adviser have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Anti-Money Laundering Compliance

The Fund or its service providers may be required to comply with various anti-money laundering laws and regulations. Consequently, the Fund or its service providers may request additional information from you to verify your identity. If at any time a Fund believes a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Fund or its service providers also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, it may not be permitted to inform the shareholder that it has taken the actions described above.

Proxy Voting Policies

The Board has delegated voting of proxies in respect of the Fund’s portfolio holdings to the Adviser, to vote the Fund’s proxies in accordance with the Adviser’s Proxy Voting Policy. Under this policy, the Adviser will vote proxies related to Fund securities in the best interests of a Fund and its shareholders. The Adviser’s Proxy Voting Policy is attached as Appendix A to this SAI and may be changed from time to time by the Adviser with the approval of the Board.

A Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (877) 295-6275 or (2) on the SEC’s website (http://www.sec.gov). Information as of June 30 each year will generally be available by the following August 31 on the SEC’s website under Form N-PX.

INVESTMENT ADVISORY SERVICES

Fulcrum Advisory Services, Inc., (“Fulcrum”) located at 12010 Sunset Hills Road, Reston, Virginia 20190 serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Fund (“Advisory Agreement”). Fulcrum provides portfolio management services to the Fund for a monthly management fee, computed and accrued daily, which includes both advisory fees and certain administration fees charged to the Fund.

Under the Advisory Agreement, Fulcrum, among other things: (i) continuously furnishes an investment program for the Fund; (ii) places orders for the purchase and sale of securities for the accounts of the Fund; (iii) provides for certain facilities and administrative services; (iv) arranges for the provision and maintenance of an insurance bond against larceny and embezzlement by officers and employees of the Fund; and (v) generally manages, supervises and conducts the affairs and business of the Fund.

Fulcrum carries out its duties under the Advisory Agreement at its own expense. The Fund pays its own ordinary operating and activity expenses, such as legal and auditing fees, management fees, administrative fees, custodial fees, transfer agency fees, the cost of communicating with shareholders and registration fees, as well as other operating expenses such as interest, taxes, brokerage, insurance, bonding, compensation of Independent Trustees of the Board and extraordinary expenses.

The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance (or reckless disregard) of its obligations or duties thereunder on the part of Fulcrum, Fulcrum shall not be subject to liability to a Fund or to any shareholder of a Fund for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates.

Fulcrum and/or its general partner, limited partners, officers, affiliates and employees provide investment advice to other parties and manage other accounts and private investment vehicles similar to the Fund. In connection with such other investment management activities, the Adviser and/or its general partner, limited partners, officers, affiliates and employees may decide to invest the funds of one or more other accounts or recommend the investment of funds by other parties, rather than the Fund’s monies, in a particular security or strategy. In addition, the Adviser and such other persons will determine the allocation of funds from the Fund and such other accounts to investment strategies and techniques on whatever basis they consider appropriate or desirable in their sole and absolute discretion. See “Information Regarding Portfolio Managers—Conflicts of Interest.”

INFORMATION REGARDING PORTFOLIO MANAGER

The Fund’s portfolio manager is J. Patrick Kearns. The following information about the Fund’s Portfolio Manager is provided as of the end of February 29, 2008.  As of this date, Mr. Kearns does not manage any other registered investment companies, besides the Fund, or other pooled investment vehicles.

Other Accounts Managed by J. Patrick Kearns	Total Number of Other Accounts Managed/Total Assets*
Other Accounts	50 Accounts/$55 million

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned by Mr. Kearns in the Fund: None.

Conflicts of Interests

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

Compensation

J. Patrick Kearns is paid a fixed base salary and a variable annual incentive based on the performance of Fulcrum Advisory Services, Inc.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. As noted above, J. Patrick Kearns is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks.

PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund’s portfolio holdings is available on the Fund’s website at (http://www.gemini.com/nationalretailfund). A complete listing of the Fund’s portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include recent purchase and sale transactions and percentage breakdowns of the portfolio by sector and credit quality.

ADMINISTRATOR

Gemini Fund Services, LLC (the “Administrator”), provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. The Administrator provides these at the following annual rates, based on the average aggregate daily net assets of the Fund.

AVERAGE AGGREGATE DAILY NET ASSETS OF THE FUND	ADMINISTRATIVE FEE
.10%	Up to the first $100 million
.08%	$100 million to $250 million
.06%	Greater than $250 million

The administrative fee received during any fiscal year shall be at least $40,000 per portfolio, plus out-of-pocket expenses.

FUND ACCOUNTING SERVICES

Gemini Fund Services, LLC provides accounting services to the Fund pursuant to an accounting services agreement and receives a monthly accounting services fee from the Fund, computed and accrued daily and based upon a percentage of the Fund’s average daily net assets.

Distribution and Service Fees

Shares of the Fund are authorized under a distribution plan (the “Plan”) to use the assets attributable to such class to finance certain activities relating to the distribution of shares to investors. The Plan requires the payment of a monthly service fee at an annual rate not to exceed 0.75% of the average daily net assets attributable to shares of the Fund.

TRANSFER AGENT

Gemini Fund Services, LLC provides transfer agency and dividend disbursing agent services for the Fund. As part of these services, the transfer agent maintains records pertaining to the sale, repurchase, and transfer of Fund shares and distributes the Fund’s cash distributions to shareholders.

CUSTODIAN

Fifth Third Bank is the custodian for the Fund’s U.S. securities and cash, but it does not participate in the Fund’s investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation, or any central depository system allowed by federal law.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

McElravy, Kinchen & Associates, P.C. is the independent registered public accounting firm to the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Selection of Broker-Dealers; Order Placement

Subject to the overall review of the Fund’s Board, the Adviser is responsible for decisions to buy and sell securities and other portfolio holdings of the Fund.  The Adviser may purchase securities through financial intermediaries or directly from the originator.  In the case of consumer notes, the Fund will purchase notes directly from the originator or from an intermediary such as a a loan broker or other financial institution which makes notes available to the market place.  The Fund or the Adviser may purchase notes from one or more  originators and/or intermediaries; the notes which fall within the investment strategy of the Fund. The Adviser will review notes available to determine whether they meet the parameters set forth herein.  The Adviser will also determine whether the price paid for portfolio securities is appropriate taking into account relevant market conditions.  To the extent permitted by law and in accordance with the procedures established by Board, the Fund may engage in brokerage transactions with brokers that are affiliates of the Adviser or of the Fund, with brokers who are affiliates of such brokers, or with unaffiliated brokers who trade or clear through affiliates of the Adviser or the Fund. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The Adviser and its affiliates manage other accounts, including private funds and individual accounts that invest in senior loans and Fund investments. Although investment decisions for the Fund are made independently from those of such other accounts, investments of the type the Fund may make also may be made on behalf of such other accounts. When the Fund and one or more other accounts is prepared to invest in, or desires to dispose of, the same investment, available investments or opportunities for each are allocated in a manner believed by the Adviser to be equitable over time. The Adviser may (but is not obligated to) aggregate orders, which may include orders for accounts in which the Adviser or its affiliates have an interest, to purchase and sell securities to obtain favorable execution or lower brokerage commissions, to the extent permitted by applicable laws and regulations. Although the Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all participating accounts, in some cases these activities may adversely affect the price paid or received or the size of the position obtained by or disposed of for the Fund. Where trades are aggregated, the investments or proceeds, as well as the expenses incurred, will be allocated by the Adviser in a manner designed to be equitable and consistent with the Adviser’s fiduciary duty to the Fund and its other clients (including its duty to seek to obtain best execution of client trades).

Commission Rates; Brokerage and Research Services

In placing orders for a Fund’s portfolio, the Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking the most favorable price and execution, the Adviser, having in mind the Fund’s best interests, will consider all factors it deems relevant, including, by way of illustration: price; the size, type and difficulty of the transaction; the nature of the market for the security; the amount of the commission; the timing of the transaction taking into account market prices and trends; operational capabilities; the reputation, experience and financial stability of the broker-dealer involved; and the quality of service rendered by the broker-dealer in other transactions. Though the Adviser generally seeks reasonably competitive commissions or spreads, the Fund will not necessarily be paying the lowest commission or spread available. The Adviser may place portfolio transactions, to the extent permitted by law, with brokerage firms participating in a distribution of the Fund’s shares if it reasonably believes that the quality of execution and the commission are comparable to that available from other qualified firms.

The Adviser seeks to obtain “best execution,” considering the execution price and overall commission costs paid and other factors. The Adviser routes its orders to various broker-dealers for execution at its discretion. Factors involved in selecting brokerage firms include the size, type and difficulty of the transaction, the nature of the market for the security, the reputation, experience and financial stability of the broker-dealer involved, the quality of service, the quality of research and investment information provided and the firm’s risk in positioning a block of securities. Within the framework of the policy of obtaining the most favorable price and efficient execution, the Adviser does consider “brokerage and research services” (as defined in the Securities Exchange Act of 1934, as amended) provided by brokers who effect portfolio transactions with the Adviser or the Fund. “Brokerage and research services” are services that brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular issuers and industries.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of_________, 2008, the Trustees and officers of the Fund as a group owned less than 1% of the then outstanding shares of each class of shares of the Fund.

Control persons are presumed to control the Fund for purposes of voting on matters submitted to a vote of shareholders due to their beneficial ownership of 25% or more of the Fund’s outstanding voting securities.

ADDITIONAL INCOME TAX CONSIDERATIONS

The following discussion summarizes certain U.S. federal income tax considerations affecting the Fund and the purchase, ownership and disposition of the Fund’s shares by U.S. persons. This discussion is based upon the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder and judicial and administrative authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. federal tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund).

The discussions set forth herein and in the Prospectus do not constitute tax advice, and potential investors are urged to consult their own tax advisors to determine the specific U.S. federal, state, local and foreign tax consequences to them of investing in the Fund.

Taxation of the Fund. The Fund intends to elect to be treated and to qualify annually as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, meet the following requirements regarding the source of its income and the diversification of its assets:

(i)

The Fund must derive in each taxable year at least 90% of its gross income from the following sources: (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) interests in “qualified publicly traded partnerships” (as defined in the Code).

(ii)

The Fund must diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of: (I) any one issuer, (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more “qualified publicly traded partnerships” (as defined in the Code).

     As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes to its shareholders provided that it distributes each taxable year at least the sum of: (i) 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than any net long-term capital gain, reduced by deductible expenses) determined without regard to the deduction for dividends paid and (ii) 90% of the Fund’s net tax-exempt interest (the excess of its gross tax-exempt interest over certain disallowed deductions). The Fund intends to distribute substantially all of such income each year. The Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.

The Code imposes a 4% nondeductible excise tax on a Fund to the extent that a Fund does not distribute by the end of any calendar year at least the sum of: (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year. While the Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund’s taxable income and capital gain will be distributed to avoid entirely the imposition of the excise tax. In that event, a Fund will be liable for the excise tax only on the amount by which it does not meet the foregoing distribution requirement.

     If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund’s current or accumulated earnings and profits. Such dividends, however, would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of shareholders taxed as corporations. A Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company. If a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If a Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) or, alternatively, to elect to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

     Certain of the Fund’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things: (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gains or “qualified dividend income” into higher taxed short-term capital gains or ordinary income, (iii) convert ordinary loss or a deduction into capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions. These U.S. federal income tax provisions could therefore affect the amount, timing and character of distributions to stockholders. The Fund intends to monitor its transactions and may make certain tax elections, and may be required to borrow money or dispose of securities, to mitigate the effect of these provisions and prevent its disqualification as a regulated investment company.

     If the Fund purchases shares in certain foreign investment entities, called passive foreign investment companies (“PFICs”), the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to the shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. Elections may be available to the Fund to mitigate the effect of this tax, but such elections generally accelerate the recognition of income prior to the receipt of cash. Dividends paid by PFICs will not be qualified dividend income, as discussed below under “Taxation of Shareholders.”

     If the Fund invests in the shares of a PFIC, or any other investment that produces income that is not matched by a corresponding cash distribution to the Fund, the Fund could be required to recognize income that it has not yet received. Any such income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. This might prevent the Fund from distributing 90% of its net investment income as is required in order to avoid Fund-level U.S. federal income taxation on all of its income, or might prevent a Fund from distributing enough ordinary income and capital gain net income to avoid completely the imposition of the excise tax. To avoid this result, the Fund may be required to borrow money or dispose of securities to be able to make required distributions to the shareholders.

     Dividends, interest and other income received by the Fund from investments outside the United States may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between the United States and other countries may reduce or eliminate such taxes. The Fund does not expect that it will be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments.

     Taxation of Shareholders. The Fund will determine either to distribute or to retain for reinvestment all or part of its net capital gain. If any such gain is retained, the Fund will be subject to a corporate income tax (currently at a maximum rate of 35%) on such retained amount. In that event, the Fund expects to designate the retained amount as undistributed capital gain in a notice to its shareholders, each of whom: (i) will be required to include in income for U.S. federal tax purposes as long-term capital gain its share of such undistributed amounts, (ii) will be entitled to credit its proportionate share of the tax paid by the Fund against its U.S. federal income tax liability and to claim refunds to the extent that the credit exceeds such liability and (iii) will increase its basis in its shares of the Fund by an amount equal to 65% of the amount of undistributed capital gain included in such shareholder’s gross income.

     Distributions paid to you by the Fund from its net realized long-term capital gains, if any, that the Fund designates as capital gains dividends (“capital gain dividends”) are taxable as long-term capital gains, regardless of how long you have held your shares. All other dividends paid to you by the Fund (including dividends from short-term capital gains) from its current or accumulated earnings and profits (“ordinary income dividends”) are generally subject to tax as ordinary income.

     Special rules apply, however, to ordinary income dividends paid to individuals with respect to taxable years beginning on or before December 31, 2010. If you are an individual, any such ordinary income dividend that you receive from the Fund generally will be eligible for taxation at the rates applicable to long-term capital gains (currently at a maximum rate of 15%) to the extent that: (i) the ordinary income dividend is attributable to “qualified dividend income” (i.e., generally dividends paid by U.S. corporations and certain foreign corporations) received by the Fund, (ii) the Fund satisfies certain holding period and other requirements with respect to the stock on which such qualified dividend income was paid and (iii) you satisfy certain holding period and other requirements with respect to your shares. Ordinary income dividends subject to these special rules are not actually treated as capital gains, however, and thus will not be included in the computation of your net capital gain and generally cannot be used to offset any capital losses.

     Any distributions you receive that are in excess of the Fund’s current or accumulated earnings and profits will be treated as a tax-free return of capital to the extent of your adjusted tax basis in your shares, and thereafter as capital gain from the sale of shares. The amount of any Fund distribution that is treated as a tax-free return of capital will reduce your adjusted tax basis in your shares, thereby increasing your potential gain or reducing your potential loss on any subsequent sale or other disposition of your shares.

     Dividends and other taxable distributions are taxable to you even if they are reinvested in additional shares of the Fund. Dividends and other distributions paid by the Fund are generally treated under the Code as received by you at the time the dividend or distribution is made. If, however, the Fund pays you a dividend in January that was declared in the previous October, November or December and you were the shareholder of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend was declared.

     The price of shares purchased at any time may reflect the amount of a forthcoming distribution. If you purchase shares just prior to a distribution, you will receive a distribution that will be taxable to you even though it represents in part a return of your invested capital.

     The Fund will send you information after the end of each year setting forth the amount and tax status of any distributions paid to you by the Fund. Ordinary income dividends and capital gain dividends may also be subject to state and local taxes.

     If you tender all of your shares for repurchase pursuant to a Repurchase Offer (and you do not own any other shares pursuant to attribution rules contained in the Code), you will realize a taxable gain or loss depending upon your basis in the shares. Such gain or loss realized on the disposition of shares (whether pursuant to a Repurchase Offer or in connection with a sale or other taxable disposition of shares in a secondary market) generally will be treated as long-term capital gain or loss if the shares have been held as a capital asset for more than one year and as short-term capital gain or loss if held as a capital asset for one year or less. If shares are sold at a loss after being held for six months or less, the loss will be treated as long-term instead of short-term capital loss to the extent of any capital gain distributions received on those shares. All or a portion of any loss realized on a sale or exchange of shares of the Fund will be disallowed if you acquire other shares of the Fund (whether through the automatic reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     Different tax consequences may apply to shareholders whose shares are repurchased (other than shareholders who tender all of their shares for repurchase as described in the previous paragraph) and to shareholders who do not tender their shares for repurchase in connection with the Repurchase Offer. For example, if a shareholder tenders for repurchase fewer than all his or her shares, the proceeds received could be treated as a taxable dividend, a return of capital, or capital gain depending on the portion of shares repurchased, the Fund’s earnings and profits, and the shareholder’s basis in the repurchased shares. You should consult your tax advisor prior to tendering your shares for repurchase.

     Current law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, short-term capital gain is currently taxed at rates applicable to ordinary income (currently at a maximum of 35%) while long-term capital gain generally is taxed at a maximum rate of 15%.

     Shareholders may be entitled to offset their capital gain dividends with capital loss. The Code contains a number of statutory provisions affecting when capital loss may be offset against capital gain and limiting the use of loss from certain investments and activities. Accordingly, shareholders that have capital losses are urged to consult their tax advisors.

     The Fund may be required to withhold, for U.S. federal backup withholding tax purposes, a portion of the dividends, distributions and redemption proceeds payable to a shareholder who fails to provide the Fund (or its agent) with the shareholder’s correct taxpayer identification number (in the case of an individual, generally, such individual’s social security number) or to make the required certification, or who has been notified by the IRS that such shareholder is subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against your U.S. federal income tax liability, if any, provided that you furnish the required information to the IRS.

INVESTMENT RATINGS

Credit Score Ratings (based on FICO®)

Excellent (760-850):  Consumers with excellent ratings have demonstrated the highest ability and willingness to meet financial commitments.

Very Good (720-759): Consumers with very good credit differ only slightly from excellent credit borrowers.  They also have a high ability and willingness to meet financial commitments.

Good (660-719):  Consumers with good credit may be more susceptible to the adverse effects of changes in their financial situation than higher rated categories.  However, their ability and willingness to meet financial commitments is still strong.

Not Good (560-659): Consumers with fair credit may be more susceptible to the effects of changes in their financial situation. Consumers in this category typically have a limited or inconsistent history of paying debt obligations on time.  Their ability and willingness to meet financial commitments is moderate.

Bad (300-559): Consumers with bad credit are susceptible to adverse changes in their financial situation.  They typically have a limited or inconsistent history of paying debt obligations on time.  Their ability and willingness to meet financial commitments is poor.

Corporate Bond Ratings

Moody’s

Long-term

Aaa

Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa

Obligations rated Aa are judged to be of high quality and subject to very low credit risk.

A

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Prime rating system (short-term)

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P

Long-term

AAA

An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C

A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

N.R.

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Short-term

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet is financial commitment on the obligation.

B-1.

A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2.

A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3.

A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

ADDRESSES

National Retail Fund III

Gemini Fund Services, LLC

4020 S. 147th Street

Omaha, Nebraska 68137

Investment Adviser

Fulcrum Advisory Services, Inc.

12010 Sunset Hills Road

Reston, Virginia 20190

Custodian
Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

Transfer Agent and Dividend Disbursing Agent

Gemini Fund Services, LLC

4020 S. 147th Street

Omaha, Nebraska 68137

Independent Registered Public Accounting Firm

McElravy, Kinchen & Associates, P.C.
13831 Northwest Freeway, Suite 300
Houston, Texas 77040

Appendix A

National Retail Fund III
Proxy Voting Policy

PART C.    OTHER INFORMATION.

Item 25.    Financial Statements and Exhibits

(a)  Conformed copy of the Declaration of Trust of the Registrant; (1)

(i)  Conformed copy of Certificate of Trust of the Registrant; (1)

(b)  Copy of By-Laws of the Registrant; (1)

(c)  Not applicable;

(d)  Not applicable;

(e)  Copy of Registrant's dividend reinvestment plan, if applicable (to be filed by amendment);

(f)  Not applicable;

(g)  Form of investment advisory contract (to be filed by amendment);

(h)  Copy of underwriting or distribution contract (to be filed by amendment);

(i)  Not applicable;

(j)  Form of custodian agreement (to be filed by amendment);

(k)  Copies of all other material contracts not made in the ordinary course of business (to be filed by amendment);

(l) Form of Opinion and Consent of Counsel as to legality of shares being registered (to be filed by amendment);

(m)  Not applicable;

(n)  Not applicable;

(o)  Not applicable;

(p)  Form of Initial Capital Understanding (to be filed by amendment);

(q)  Not applicable;

(r)  Code of Ethics (to be filed by amendment)

1.

Incorporated by reference to Registrant’s Initial Registration Statement on Form N-2, file no. 333-150171, filed April 9, 2008.

Item 26.    Marketing Arrangements

To be filed by amendment

Item 27.    Other Expenses of Issuance and Distribution

To be filed by amendment

Item 28.    Persons Controlled by or Under Common Control with the Fund

To be filed by amendment

Item 29.    Number of Holders of Securities

Not applicable

Item 30.    Indemnification

Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article V of the Registrant's Declaration of Trust.  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees), Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330.  Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.  The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee or controlling person of the Registrant will not be absent the fulfillment of at least one of the following conditions:  (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 31. Business and Other Connections of Investment Adviser

(to be filed by amendment)

For a  description  of the other  business of the  investment  adviser,  see the section  entitled "Management of the Trust" in Part A.

The Officers and Trustees of the investment adviser are:

The business address of each of the Officers of the investment adviser 12010 Sunset Hills Road

Reston, Virginia 20190.

Item 32.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following location:

National Retail Fund III

Gemini Fund Services, LLC

4020 S. 147th Street

Omaha, Nebraska 68137

Andrew Rogers

Gemini Fund Services, LLC

4020 S. 147th Street

Omaha, Nebraska 68137

(Notices should be sent to the agent for Service at above address)

("Transfer Agent and Dividend Disbursing Agent")

Gemini Fund Services, LLC

4020 S. 147th Street

Omaha, Nebraska 68137

("Administrator")

Gemini Fund Services, LLC

4020 S. 147th Street

Omaha, Nebraska 68137

("Adviser")

Fulcrum Advisory Services, Inc.

12010 Sunset Hills Road

Reston, Virginia 20190

(“Custodian”)

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

Item 33.  Management Services:  Not applicable.

Item 34.  Undertakings:

The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement.

The Registrant undertakes that:

(a) for purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 424(b)(1) or (4) or 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

 (b) for the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, the Registrant's Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, National Retail Fund III, has duly caused this Initial Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Omaha and state of Nebraska, on the 11th day of June 2008.

National Retail Fund III

/s/ Andrew Rogers

Pursuant to the requirements of the Securities Act of 1933, this Initial Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME

TITLE

     DATE

/s/ Andrew Rogers

Sole Trustee

June 11, 2008

Andrew Rogers